Schedule of Outstanding Amount on Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total loans funded by PCCU			$ 55,646,653
Restated Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
2025		255,765
2026
2027	697,614	697,614
2028	790,592	790,592
2029	826,047	826,047
2030	8,434,155	8,434,155
Total loans funded by PCCU	$ 10,748,408	$ 11,004,173